LICENSES (Details Narrative) - USD ($)			3 Months Ended
	May 01, 2021	Feb. 28, 2021	Mar. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Value, Acquisitions			$ 0
License term description	The term of the license is for 12 months with an automatic renewal for an additional 12 months. The license will be amortized over the term of 24 months, using the straight line method
Alt 5 Sigma Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License Amount Paid	$ 5,000
Stock Purchase Agreement [Member] | Shareholders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, Acquisitions		6,000,000
Stock Issued During Period, Value, Acquisitions		$ 6,000,000
Stock Purchase Agreement [Member] | Gold Transactions International, Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Method Investment, Ownership Percentage		100.00%